ACQUISITIONS AND DECONSOLIDATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Fair Values of the Assets Acquired and the Liabilities Assumed in the Business Combination

The acquisition was accounted for as a business combination and the fair values of the assets acquired and the liabilities assumed in the business combination are as follows (in thousands):

Cash and cash equivalents	$45,230
Restricted cash	86
Accounts receivable	10,316
Deferred costs	99,184
Other current assets	53,893
Property and equipment	4,361
Operating lease right-of-use assets	3,509
Other assets	74,193
Intangible assets:
Trade names	75,400
Customer and client relationships	198,819
Goodwill	387,542
Accounts payable and accrued expenses	(55,927)
Other current liabilities	(28,224)
Deferred revenue	(175,790)
Debt	(217,969)
Operating lease liabilities	(3,509)
Other long-term liabilities	(24,377)
Non-redeemable non-controlling interest	(5,635)

Net assets acquired	$441,102

The acquisition was accounted for as a business combination and the fair values of the assets acquired and the liabilities assumed in the business combination are as follows (in thousands):

Cash and cash equivalents	$45,230
Restricted cash	86
Accounts receivable	10,316
Deferred costs	99,184
Other current assets	53,893
Property and equipment	4,361
Operating lease right-of-use assets	3,509
Other assets	74,193
Intangible assets:
Trade names	75,400
Customer and client relationships	198,819
Goodwill	387,542
Accounts payable and accrued expenses	(55,927)
Other current liabilities	(28,224)
Deferred revenue	(175,790)
Debt	(217,969)
Operating lease liabilities	(3,509)
Other long-term liabilities	(24,377)
Nonredeemable non-controlling interest	(5,635)

Net assets acquired	$441,102

Schedule of Fair Values of the Assets Acquired and the Liabilities Assumed in the Business Combination

The acquisitions were accounted for as business combinations and the fair values of the assets acquired and the liabilities assumed in the business combinations are as follows (in thousands):

	NeuLion	160over90
Cash and cash equivalents	$58,495	$3,757
Accounts receivable	15,196	17,441
Other current assets	780	6,012
Property and equipment	7,213	2,176
Other assets	522	1,916
Intangible assets:
Trade names	6,600	19,300
Customer relationships	9,000	65,100
Internally developed software	36,400	—
Goodwill	164,030	156,056
Accounts payable and accrued expenses	(31,421)	(10,390)
Other current liabilities	(642)	—
Deferred revenue	(7,660)	(2,500)
Other liabilities	(9,625)	(9,610)

Net assets acquired	$248,888	$249,258